Leonetti Balanced Fund
                               Semi-Annual Report

                                December 31, 1995

                                                           January 1996
Dear Shareholder:

We are pleased to report to you that the Leonetti Balanced Fund's first complete quarter gained 6.69 percent. This compared quite favorably with the Standard & Poors 500 return of 6.02 percent. Since the August 1, 1995 inception date the Leonetti Balanced Fund is up 6.05 percent.*

     The Fund's first dividend was declared, which reduced the net asset value of the Fund on December 29, 1995 by .045 cents. If your dividends were reinvested, additional shares were purchased, otherwise a check was sent to you.

To date, the portfolio mix has been quite conservative, which makes the Fund's quarterly performance even more remarkable. At the quarter's end the mix was: stocks 60 percent, fixed income 25 percent and cash 15 percent. The Fund currently holds 22 stocks. The ten largest holdings listed in order at quarter's end were: Minnesota Mining and Manufacturing, General Electric, Chevron, General Motors, Eastman Kodak, Dialogic Corp., International Paper, American Electric Power, Elan Corp., and Kansas City Southern.

On the fixed income side, all of the holdings are short-term U.S. Treasury notes, which we currently believe is appropriate at this point in the interest rate cycle. The average maturity on the fixed income holdings is 1-3/4 years.

Our cash level is much higher than our portfolio plan, but in the coming months as opportunities present themselves, the cash level will be reduced.

After a correction early in the year, our expectation for the first half of 1996 is quite positive. We would like to welcome our shareholders to the Leonetti Balanced Fund and hope the enthusiasm we have for the Fund will be shared by you. Thank you for your confidence in us.

We wish you and yours a happy, healthy and prosperous 1996.

Cordially,
/s/ Craig Johnson                   /s/ Michael Leonetti

Craig Johnson                       Michael Leonetti
Portfolio Manager                   President, Leonetti & Associates, Inc.

     *Results shown are past performance, which is not a guarantee of future returns. Share value and returns fluctuate and you may have a gain or loss when you sell shares. Performance results for the Leonetti Balanced Fund and the Standard & Poor's 500 Index include reinvested dividends.

PORTFOLIO OF INVESTMENTS at December 31, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 59.6%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace / Defense: 1.5%
       3,000         Litton Industries.......................................................            $ 133,500
                                                                                                         ---------

                     Auto: 4.2%
       7,000         General Motors Corporation..............................................              370,125
                                                                                                           -------

                     Commercial Services - Security / Safety: 1.2%
       7,000         ADT, Ltd................................................................              105,000
                                                                                                           -------

                     Computer Technology: 3.2%
       8,000         Creative Technology, Ltd................................................               69,000
       8,000         Computervision Corporation..............................................              123,000
       9,000         Submicron Systems Corporation...........................................               84,375
                                                                                                            ------
                                                                                                           276,375
                                                                                                           -------
                     Diversified Operations: 10.0%
       6,000         General Electric Company................................................              432,000
       6,700         Minnesota Mining & Manufacturing Company................................              443,875
                                                                                                           -------
                                                                                                           875,875
                                                                                                           -------
                     Finance: 2.3%
      15,000         Mercury Finance Company.................................................              198,750
                                                                                                           -------

                     Food: 2.6%
       7,000         Nabisco Holdings Corporation - Class A..................................              228,375
                                                                                                           -------

                     Food Services: 1.4%
      10,000         Darden Restaurants, Inc.................................................              118,750
                                                                                                           -------

                     Leisure: 4.2%
       5,500         Eastman Kodak Company...................................................              368,500
                                                                                                           -------

                     Medical: 9.6%
       5,000         Abbott Laboratories.....................................................              208,750
       5,000         American Medical Response...............................................              162,500
       5,000         Elan Corporation, PLC - ADR.............................................              243,125
       8,000         IVAX Corporation........................................................              228,000
                                                                                                           -------
                                                                                                           842,375
                                                                                                           -------

PORTFOLIO OF INVESTMENTS at December 31, 1995 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Office Supply: 1.7%
       9,000         BT Office Products International........................................            $ 144,000
                                                                                                         ---------


                     Oil: 4.8%
       8,000         Chevron Corporation.....................................................              420,000
                                                                                                           -------


                     Paper: 3.5%
       8,000         International Paper Company.............................................              303,000
                                                                                                           -------


                     Railroad: 2.6%
       5,000         Kansas City Southern Industries.........................................              228,750
                                                                                                           -------


                     Telecommunication: 3.5%
       8,000         Dialogic Corporation....................................................              308,000
                                                                                                           -------


                     Utility: 3.3%
       7,000         American Electric Power.................................................              283,500
                                                                                                           -------


                     Total Common Stocks (cost $4,598,530)...................................            5,204,875
                                                                                                         ---------


Principal Amount     U.S. GOVERNMENT OBLIGATIONS:  25.2%
------------------------------------------------------------------------------------------------------------------------------------
    $350,000         Treasury Note, 4.375%, due 11/15/96.....................................              347,435
     400,000         Treasury Note, 4.750%, due 2/15/97......................................              397,952
     350,000         Treasury Note, 5.625%, due 6/30/97......................................              352,205
     350,000         Treasury Note, 5.625%, due 1/31/98......................................              352,947
     400,000         Treasury Note, 5.125%, due 2/28/98......................................              399,360
     350,000         Treasury Note, 5.875%, due 8/15/98......................................              355,435
                                                                                                           -------

                     Total U.S. Government Obligations (cost $2,189,965)                  ...            2,205,334
                                                                                                         ---------

PORTFOLIO OF INVESTMENTS at December 31, 1995 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Market Value
------------------------------------------------------------------------------------------------------------------------------------
  $1,253,217         Provident Bank Repurchase Agreement, 5.40%, dated 12/29/95, due 1/2/96, collateralized by $1,295,000 U.S. Treasury Bills,
                     due 3/7/96 (proceeds $1,253,969) (cost $1,253,217)......................          $ 1,253,217
                                                                                                       -----------

                     Total Investment in Securities (cost $8,041,712+): 99.2%................            8,663,426
                     Other Assets less Liabilities: 0.8%.....................................               67,956
                                                                                                            ------
                     Total Net Assets: 100.0%................................................          $ 8,731,382
                                                                                                       ===========

+ At December 31, 1995,  the cost of securities for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities was as follows:

                     Gross unrealized appreciation...........................................            $ 675,697
                     Gross unrealized depreciation...........................................              (53,983)
                                                                                                           -------
                     Net unrealized appreciation.............................................            $ 621,714
                                                                                                         =========


See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $8,041,712) (Note 2-A) ...........           $8,663,426
      Receivables:
            Expense reimbursement............................................................                  919
            Dividends and interest ..........................................................               48,938
      Organization costs, net of accumulated amortization of $1,907..........................               28,093
      Other assets...........................................................................               11,248
                                                                                                            ------
                  Total assets ..............................................................            8,752,624
                                                                                                         ---------

LIABILITIES
      Accrued expenses ......................................................................               21,242
                                                                                                            ------


NET ASSETS     ..............................................................................           $8,731,382
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($8,731,382/827,087 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $10.56
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................           $8,312,188
      Dividends in excess of net investment income...........................................                  (25)
      Accumulated net realized loss on investments...........................................             (202,495)
      Net unrealized appreciation of investments.............................................              621,714
                                                                                                           -------
            Net assets ......................................................................           $8,731,382
                                                                                                        ==========

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
For the Period August 1, 1995* through December 31, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Interest ........................................................................          $    72,305
            Dividends........................................................................               36,424
                                                                                                            ------
                  Total investment income ...................................................              108,729
                                                                                                           -------
      Expenses
            Advisory fees (Note 3) ..........................................................               36,180
            Administration fee (Note 3)......................................................               12,575
            Custodian and accounting fees....................................................                5,869
            Transfer agent fees..............................................................                2,725
            Auditing fees....................................................................                6,707
            Legal fees.......................................................................                  629
            Trustees' fees...................................................................                1,258
            Registration fees................................................................                2,903
            Amortization of organization costs...............................................                1,907
            Reports to shareholders..........................................................                1,258
            Miscellaneous....................................................................                1,257
                                                                                                             -----
                  Total expenses.............................................................               73,268
                  Less, expenses reimbursed (Note 3).........................................               (1,575)
                                                                                                            ------
                  Net expenses...............................................................               71,693
                                                                                                            ------
                  Net investment income   ...................................................               37,036
                                                                                                            ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on security transactions ............................................             (202,495)
      Net unrealized appreciation of investments ............................................              621,714
                                                                                                           -------
            Net realized and unrealized gain on investments .................................              419,219
                                                                                                           -------
                  Net Increase in Net Assets Resulting from Operations ......................            $ 456,255
                                                                                                         =========

*Commencement of operations.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  August 1, 1995*
                                                                                                      through
                                                                                                 December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income........................................................................       $    37,036
Net realized loss on security transactions ..................................................          (202,495)
Net unrealized appreciation of investments...................................................           621,714
                                                                                                        -------
      Net increase in net assets resulting from operations ..................................           456,255
                                                                                                        -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ($0.045 per share).....................................................           (37,061)
                                                                                                        -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a).................         8,312,188
                                                                                                      ---------
      Total increase in net assets ..........................................................         8,731,382

NET ASSETS
Beginning of period .........................................................................               -0-
                                                                                                             -
End of period (including dividends in excess of net investment income of $25)...............         $8,731,382
                                                                                                     ==========

(a) A summary of capital shares transactions is as follows:
                                                                                       August 1, 1995*  through
                                                                                           December 31, 1995
                                                                                       Shares          Value
Shares sold ..............................................................             836,455       $8,401,792
Shares issued in reinvestment of distribution.............................               3,510           37,061
Shares redeemed...........................................................             (12,878)        (126,665)
                                                                                       -------         --------
Net increase .............................................................             827,087       $8,312,188
                                                                                       =======       ==========

*Commencement of operations.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   August 1, 1995*
                                                                                                    through
                                                                                                  December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................................................         $10.00
                                                                                                       ------
Income from investment operations:
      Net investment income ..................................................................            .05
      Net realized and unrealized gain on investments ........................................            .56
                                                                                                          ---
Total from investment operations..............................................................            .61
                                                                                                          ---
Less distributions:
      Dividends from net investment income....................................................           (.05)
                                                                                                         ----
Net asset value, end of period ...............................................................         $10.56
                                                                                                       ======
Total return .................................................................................          12.36%+
Ratios/supplemental data:
Net assets, end of period (millions)..........................................................          $ 8.8
Ratio of expenses to average net assets:
      Before expense reimbursement ...........................................................           2.55%+
      After expense reimbursement.............................................................           2.50%+
Ratio of net investment income to average net assets:
      Before expense reimbursement ...........................................................           1.24%+
      After expense reimbursement ............................................................           1.29%+
Portfolio turnover rate ......................................................................          17.26%



*Commencement of operations.

+Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Leonetti Balanced Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on August 1, 1995.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Deferred Organization Costs. The Fund has incurred expenses of $30,000 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Fund commenced investment operations.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended December 31, 1995, Leonetti & Associates, Inc. (the "Adviser") provided the Fund with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space, facilities, and most personnel needed by the Fund. As compensation for its services, the

NOTES  TO  FINANCIAL  STATEMENTS  (Unaudited),
Continued
      Adviser was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended December 31, 1995, the Fund incurred $36,180 in advisory fees.
      The Fund is responsible for its own operating expenses. The Adviser has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. Any such reductions made by the Adviser in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

      Southampton Investment Management Company (the "Manager") acts as the Fund's Manager under an Investment Management Agreement. The Manager prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Manager receives an annual fee equal to the greater of 0.25% of the Fund's average daily net assets or $30,000.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Manager.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Manager.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, for the period ended December 31, 1995 were $7,813,986 and $824,668, respectively.

                                     Adviser
                           Leonetti & Associates, Inc.
                         1130 Lake Cook Road, Suite 105
                             Buffalo Grove, IL 60089
                                 (800) 454-0999
                                        --
                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018
                                        --
                                    Custodian
                                    Star Bank
                                  P.O. Box 1118
                           Cincinnati, Ohio 45201-1118
                                       --
                                 Transfer Agent
                          American Data Services, Inc.
                        24 West Carver Street, 2nd Floor
                           Huntington, New York 11743
                                       --
                                    Auditors
                                  Ernst & Young
                             515 South Flower Street
                              Los Angeles, CA 90071
                                       --
                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

                 This report is intended for the shareholders of
                  the Leonetti Balanced Fund and should not be
                   used as sales literature unless accompanied
                      or preceded by a current prospectus.